Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of summarized activity related to the LTIP awards

The table below sets forth the LTIP activity for the year ended December 31, 2022.

	Number of	Weighted average
	ordinary	grant date fair value
(Ordinary shares in thousands)	shares	per ordinary share
Unvested LTIP awards at December 31, 2021	4,094	$7.94
Granted(1)	1,374	8.90
Earned/vested(2)	(632)	15.64
Forfeited	(129)	9.27
Unvested LTIP awards at December 31, 2022	4,707	$7.15
1.	The weighted average grant date fair value of the LTIP awards granted during the years ended December 31, 2022, 2021 and 2020 was $12.2 million, $16.6 million and $7.1 million, respectively. The associated weighted average grant date fair value per ordinary share for the LTIP awards granted during the years ended December 31, 2022, 2021 and 2020 was $8.90, $8.74 and $4.16, respectively.
2.	The aggregate fair value of LTIP awards that vested during the years ended December 31, 2022, 2021 and 2020 was $9.9 million, $2.5 million and $3.5 million, respectively.

Schedule of fair values and key assumptions used for valuing grants made under the LTIP

	2022	2021	2020	2019
Dividend yield	0.72%	0.48%	0.48%	1.00%
Expected volatility	52.90%	54.70%	53.70%	40.80%
Risk-free interest rate	2.65%	0.34%	(0.02)%	0.63%
Expected term of awards (years)	3.00	3.00	3.00	3.00
Weighted average fair value per ordinary share ($)	8.90	8.74	4.16	15.85
Weighted average price per ordinary share ($)	9.37	9.10	6.37	16.78